Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Minimum annual rental	$ 5,435
2021
Disclosure of other provisions [line items]
Minimum annual rental	1,586
2022
Disclosure of other provisions [line items]
Minimum annual rental	1,389
2023
Disclosure of other provisions [line items]
Minimum annual rental	1,098
2024
Disclosure of other provisions [line items]
Minimum annual rental	877
2025
Disclosure of other provisions [line items]
Minimum annual rental	$ 485